Columbia Variable Portfolio – Seligman Global Technology Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Germany 0.5%
TeamViewer SE(a)	54,268	808,716
Israel 0.7%
CyberArk Software Ltd.(a)	2,829	751,467
Tower Semiconductor Ltd.(a)	14,230	475,994
Total		1,227,461
Japan 3.0%
Renesas Electronics Corp.	265,600	4,733,167
Sumco Corp.	36,300	573,931
Total		5,307,098
Netherlands 1.6%
NXP Semiconductors NV	11,318	2,804,261
United States 92.1%
Adeia, Inc.	99,219	1,083,471
Advanced Energy Industries, Inc.	21,455	2,187,981
Alphabet, Inc., Class A(a)	47,098	7,108,501
Alphabet, Inc., Class C(a)	16,927	2,577,305
Amazon.com, Inc.(a)	22,500	4,058,550
American Tower Corp.	9,051	1,788,387
Analog Devices, Inc.	11,124	2,200,216
ANSYS, Inc.(a)	1,700	590,172
Apple, Inc.(b)	34,911	5,986,538
Applied Materials, Inc.	30,620	6,314,763
Arista Networks, Inc.(a)	2,323	673,623
Block, Inc., Class A(a)	7,550	638,579
Bloom Energy Corp., Class A(a)	337,612	3,794,759
Broadcom, Inc.	7,235	9,589,341
Cerence, Inc.(a)	26,077	410,713
Comcast Corp., Class A	61,388	2,661,170
Crown Castle, Inc.	18,553	1,963,464
Dell Technologies, Inc.	15,221	1,736,868
DoorDash, Inc., Class A(a)	5,200	716,144
Dropbox, Inc., Class A(a)	131,220	3,188,646
eBay, Inc.	84,402	4,454,738
Eiger BioPharmaceuticals, Inc.(a)	2,344	11,720
F5, Inc.(a)	11,188	2,121,133
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	13,146	2,100,994
Five9, Inc.(a)	10,800	670,788
Gen Digital, Inc.	158,587	3,552,349
Global Payments, Inc.	25,850	3,455,111
GoDaddy, Inc., Class A(a)	36,437	4,324,343
Juniper Networks, Inc.	9,311	345,066
Kulicke & Soffa Industries, Inc.	17,900	900,549
Lam Research Corp.	10,441	10,144,162
Lumentum Holdings, Inc.(a)	15,388	728,622
Lyft, Inc., Class A(a)	32,400	626,940
Marvell Technology, Inc.	43,036	3,050,392
Match Group, Inc.(a)	17,293	627,390
Meta Platforms, Inc., Class A	8,250	4,006,035
Microsoft Corp.	21,066	8,862,887
NetApp, Inc.	32,948	3,458,552
NVIDIA Corp.	7,448	6,729,715
ON Semiconductor Corp.(a)	40,225	2,958,549
Oracle Corp.	30,549	3,837,260
Palo Alto Networks, Inc.(a)	6,020	1,710,463
Pinterest, Inc., Class A(a)	52,060	1,804,920
Qorvo, Inc.(a)	12,521	1,437,786
RingCentral, Inc., Class A(a)	48,078	1,670,230
Salesforce, Inc.	5,508	1,658,899
Semtech Corp.(a)	44,600	1,226,054
Shift4 Payments, Inc., Class A(a)	11,000	726,770
Skyworks Solutions, Inc.	7,164	776,004
Synaptics, Inc.(a)	33,936	3,310,796
Synopsys, Inc.(a)	6,457	3,690,175
Tenable Holdings, Inc.(a)	23,534	1,163,286
Teradyne, Inc.	44,035	4,968,469
T-Mobile US, Inc.	9,291	1,516,477
Transphorm, Inc.(a)	37,268	182,986
TripAdvisor, Inc.(a)	32,000	889,280
Varonis Systems, Inc.(a)	9,900	466,983
Verint Systems, Inc.(a)	10,800	358,020
Visa, Inc., Class A	14,935	4,168,060
Walt Disney Co. (The)	5,700	697,452

Columbia Variable Portfolio – Seligman Global Technology Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(a)	35,196	2,401,775
Total		161,061,371
Total Common Stocks (Cost $118,874,646)		171,208,907

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(d)	3,333,397	3,332,730
Total Money Market Funds (Cost $3,332,706)		3,332,730
Total Investments in Securities (Cost $122,207,352)		174,541,637
Other Assets & Liabilities, Net		375,833
Net Assets		$174,917,470
At March 31, 2024, securities and/or cash totaling $583,032 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	7,580,669	12,172,487	(16,420,246)	(180)	3,332,730	70	70,348	3,333,397
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Seligman Global Technology Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7072_12_C01_(05/24)